Horizon Defensive Multi-Factor Fund
PORTFOLIO OF INVESTMENTS
February 29, 2020 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.9%
	Advertising - 0.2%
7,795	Interpublic Group of Cos., Inc.	$166,501

	Aerospace/Defense - 3.0%
5,698	Arconic, Inc.	167,236
3,438	Lockheed Martin Corp.	1,271,613
2,898	Raytheon Co.	546,447
4,741	United Technologies Corp.	619,127
		2,604,423
	Airlines - 0.2%
3,133	Alaska Air Group, Inc.	158,091

	Arts, Entertainment, and Recreation - 0.4%
5,194	Las Vegas Sands Corp.	302,862

	Auto Manufacturers - 0.3%
30,347	Ford Motor Co.	211,215

	Auto Parts & Equipment - 0.2%
5,927	BorgWarner, Inc.	187,293

	Banks - 2.2%
8,202	Fifth Third Bancorp	200,129
10,357	KeyCorp	169,337
1,175	M&T Bank Corp.	164,947
9,471	Morgan Stanley	426,479
5,628	PNC Financial Services Group, Inc.	711,379
14,296	Regions Financial Corp.	193,282
		1,865,553
	Beverages - 4.3%
3,003	Brown-Forman Corp.	184,414
27,071	Coca-Cola Co.	1,448,028
15,646	PepsiCo, Inc.	2,065,741
		3,698,183
	Biotechnology - 2.2%
1,944	Biogen, Inc. (a)	599,510
8,146	Gilead Sciences, Inc.	565,007
842	Regeneron Pharmaceuticals, Inc. (a)	374,328
1,481	Vertex Pharmaceuticals, Inc. (a)	331,788
		1,870,633
	Building Materials - 0.7%
2,785	Fortune Brands Home & Security, Inc.	171,974
969	Martin Marietta Materials, Inc.	220,476
1,612	Vulcan Materials Co.	193,859
		586,309
	Chemicals - 2.4%
2,012	Air Products & Chemicals, Inc.	441,855
1,464	International Flavors & Fragrances, Inc.	175,358
5,870	Linde PLC	1,121,229

649	Sherwin-Williams Co.	335,371
		2,073,813
	Commercial Services - 3.7%
1,110	Cintas Corp.	296,081
1,779	Ecolab, Inc.	321,020
4,609	Global Payments, Inc.	847,918
4,178	IHS Markit, Ltd.	297,641
1,794	Moody's Corp.	430,614
2,764	S&P Global, Inc.	734,975
12,897	Western Union Co.	288,764
		3,217,013
	Computers - 1.8%
8,361	Accenture PLC, Class A	1,509,913

	Construction - 0.3%
60	NVR, Inc. (a)	220,031

	Cosmetics/Personal Care - 3.0%
22,704	Procter & Gamble Co.	2,570,774

	Distribution/Wholesale - 0.4%
2,037	Copart, Inc. (a)	172,086
5,989	LKQ Corp. (a)	177,154
		349,240
	Diversified Financial Services - 1.0%
1,479	CBOE Global Markets, Inc.	168,606
1,609	Nasdaq, Inc.	165,003
7,235	Synchrony Financial	210,539
2,847	T. Rowe Price Group, Inc.	335,974
		880,122
	Electric - 3.9%
4,006	Alliant Energy Corp.	208,793
2,145	Ameren Corp.	169,455
2,817	Consolidated Edison, Inc.	222,036
6,215	Duke Energy Corp.	569,915
1,979	Entergy Corp.	231,365
3,905	Evergy, Inc.	255,192
3,631	Eversource Energy	313,936
4,757	NextEra Energy, Inc.	1,202,379
3,015	Xcel Energy, Inc.	187,895
		3,360,966
	Electrical Components & Equipment - 1.0%
2,882	AMETEK, Inc.	247,852
1,584	L3Harris Technologies, Inc.	313,204
9,647	Xerox Holdings Corp.	310,634
		871,690
	Electronics - 0.8%
1,494	Allegion PLC	171,795
4,028	Amphenol Corp., Class A	369,287
1,989	Garmin, Ltd.	175,808
		716,890
	Environmental Control - 0.5%
4,292	Republic Services, Inc.	387,396

	Finance and Insurance - 0.5%
2,517	First Republic Bank	253,135
2,457	WR Berkley Corp.	164,963
		418,098
	Food - 1.2%
6,028	General Mills, Inc.	295,372
2,563	Hershey Co.	369,046
4,511	Hormel Foods Corp.	187,658
2,226	Lamb Weston Holdings, Inc.	193,417
		1,045,493
	Hand/Machine Tools - 0.2%
1,200	Snap-on, Inc.	173,700

	Healthcare Products - 2.1%
2,855	Henry Schein, Inc. (a)	173,984
14,743	Medtronic PLC	1,484,178
1,133	ResMed, Inc.	180,101
		1,838,263
	Healthcare Services - 1.3%
2,468	DaVita, Inc. (a)	191,566
1,070	Humana, Inc.	342,058
1,270	Laboratory Corp. of America Holdings (a)	223,126
1,987	Quest Diagnostics, Inc.	210,741
1,335	Universal Health Services, Inc.	165,193
		1,132,684
	Home Builders - 0.8%
5,764	DR Horton, Inc.	307,048
3,967	Lennar Corp., Class A	239,369
4,274	PulteGroup, Inc.	171,815
		718,232
	Home Furnishings - 0.2%
4,399	Leggett & Platt, Inc.	174,464

	Household Products/Wares - 0.5%
2,443	Church & Dwight Co., Inc.	169,837
1,432	Clorox Co.	228,290
		398,127
	Insurance - 5.4%
3,460	Allstate Corp.	364,165
2,474	Arthur J Gallagher & Co.	241,190
1,376	Assurant, Inc.	165,932
12,624	Berkshire Hathaway, Inc., Class B (a)	2,604,836
1,741	Cincinnati Financial Corp.	162,331
774	Everest Re Group, Ltd.	191,859
1,794	Globe Life, Inc.	166,232
5,184	Hartford Financial Services Group, Inc.	258,941
4,294	Marsh & McLennan Cos., Inc.	448,981
		4,604,467
	Internet - 3.4%
1,967	Alphabet, Inc., Class A (a)	2,634,305
2,607	F5 Networks, Inc. (a)	312,709
		2,947,014
	Leisure Time - 0.2%
5,665	Harley-Davidson, Inc.	172,613

	Lodging - 0.3%
2,912	Hilton Worldwide Holdings, Inc.	283,046

	Machinery - Diversified - 0.7%
1,146	Cummins, Inc.	173,378
2,359	Dover Corp.	242,364
639	Roper Technologies, Inc.	224,736
		640,478
	Manufacturing - 0.2%
1,167	STERIS Plc	185,110

	Media - 2.8%
2,355	Charter Communications, Inc., Class A (a)	1,161,415
26,306	Comcast Corp.	1,063,552
8,421	Discovery, Inc., Class A (a)	216,420
		2,441,387
	Mining - 0.6%
10,815	Newmont Goldcorp Corp.	482,673

	Miscellaneous Manufacturing - 0.9%
4,050	Eaton Corp PLC	367,416
2,852	Ingersoll-Rand PLC	368,022
		735,438
	Oil & Gas - 3.7%
12,427	Cabot Oil & Gas Corp.	173,108
17,020	Chevron Corp.	1,588,647
13,260	ConocoPhillips	642,049
4,911	HollyFrontier Corp.	165,402
8,650	Marathon Petroleum Corp.	410,183
3,087	Valero Energy Corp.	204,514
		3,183,903
	Oil & Gas Services - 0.2%
10,140	Baker Hughes & GE Co., Class A	163,153

	Packaging & Containers - 0.2%
1,910	Packaging Corp of America	173,084

	Pharmaceuticals - 5.9%
5,450	AbbVie, Inc.	467,119
28,534	Bristol-Myers Squibb Co.	1,685,218
6,164	CVS Health Corp.	364,786
19,018	Johnson & Johnson (e)	2,557,541
		5,074,664
	Pipelines - 0.6%
16,931	Kinder Morgan, Inc.	324,567
2,557	ONEOK, Inc.	170,603
		495,170
	Professional, Scientific, and Technical Services - 0.4%
2,980	CDW Corp/DE	340,376

	Real Estate - 0.2%
3,177	CBRE Group, Inc., Class A (a)	178,357

	Real Estate Investment Trusts - 2.6%
1,698	Alexandria Real Estate Equities, Inc.	257,892

1,232	AvalonBay Communities, Inc.	247,127
2,317	Boston Properties, Inc.	298,754
4,997	Duke Realty Corp.	162,253
3,894	Equity Residential (a)	292,440
1,690	Extra Space Storage, Inc.	169,608
1,855	Mid-America Apartment Communities, Inc.	239,777
3,262	Prologis, Inc.	274,922
3,957	Realty Income Corp.	286,447
		2,229,220

	Retail - 11.0%
300	AutoZone, Inc. (a)	309,753
2,187	Best Buy Co., Inc.	165,447
356	Chipotle Mexican Grill, Inc. (a)	275,394
2,129	Costco Wholesale Corp.	598,547
1,947	Darden Restaurants, Inc.	189,833
3,437	Dollar General Corp.	516,581
8,791	Home Depot, Inc.	1,915,031
8,730	McDonald's Corp.	1,695,104
2,884	Ross Stores, Inc.	313,722
3,277	Target Corp.	337,531
9,202	TJX Cos., Inc.	550,280
24,043	Walmart, Inc.	2,588,950
		9,456,173
	Semiconductors - 6.0%
45,783	Intel Corp.	2,541,872
3,945	Qorvo, Inc. (a)	396,788
12,264	QUALCOMM, Inc.	960,271
3,453	Skyworks Solutions, Inc.	345,922
7,999	Texas Instruments, Inc.	913,006
		5,157,859
	Software - 7.2%
3,893	Akamai Technologies, Inc. (a)	336,783
4,190	Cerner Corp.	290,241
3,581	Citrix Systems, Inc.	370,240
1,834	Electronic Arts, Inc. (a)	185,913
4,382	Fidelity National Information Services, Inc.	612,253
5,805	Fiserv, Inc. (a)	634,835
2,269	Jack Henry & Associates, Inc.	344,298
3,776	Leidos Holdings, Inc.	387,606
16,050	Microsoft Corp.	2,600,261
5,661	Paychex, Inc.	438,614
		6,201,044
	Telecommunications - 4.9%
73,595	AT&T, Inc.	2,592,016
3,006	Motorola Solutions, Inc.	498,034
20,154	Verizon Communications, Inc.	1,091,541
		4,181,591
	Transportation - 1.0%
10,184	CSX Corp.	717,463
2,487	Expeditors International of Washington, Inc.	175,134
		892,597
	Transportation and Warehousing - 0.2%
871	Old Dominion Freight Line, Inc.	168,800

	TOTAL COMMON STOCKS (Cost - $91,526,058)		84,096,189

Contracts		Notional Amount
	PURCHASED OPTIONS - 0.0% (a)(b)(c)
	PURCHASED CALL OPTIONS - 0.0%
	SPDR S&P 500 ETF Trust
350	Expiration: March 2020, Exercise Price: $325	10,369,100	30,100
	TOTAL PURCHASED OPTIONS (Cost - $78,841)		30,100

	SHORT TERM INVESTMENTS - 1.7%
	Money Market Funds - 1.7%
1,494,696	First American Treasury Obligations Fund, Class X, 1.49% (d)		1,494,696
	TOTAL SHORT TERM INVESTMENTS (Cost - $1,494,696)		1,494,696

	TOTAL INVESTMENTS - 99.7% (Cost - $93,099,595)		85,620,985
	Other Assets in Excess of Liabilities - 0.4%		302,084
	NET ASSETS - 100.0%		$85,923,069

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Less than 0.1%.
(c) Each Option is exercisable into 100 shares of the underlying security.
(d) Money Market Fund; rate reflects seven-day yield on February 29, 2020.
(e) All or a portion of the security is segregated as collateral for written options. The value of the securities segregated as collateral for written options is $1,344,800.